Schedule of Investments (unaudited)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	15,294	$3,142,283
IDP Education Ltd.	19,088	392,991
Vicinity Ltd.	541,478	753,892
		4,289,166
Austria — 0.3%
Verbund AG	15,844	1,434,256

Belgium — 4.2%
Elia Group SA/NV	9,954	1,418,330
Umicore SA	481,959	17,393,574
		18,811,904
Canada — 4.7%
Northland Power Inc.	65,701	1,860,914
RioCan REIT	28,787	452,408
Saputo Inc.	156,620	3,888,866
West Fraser Timber Co. Ltd.	187,960	14,702,562
		20,904,750
Chile — 1.5%
Empresas CMPC SA	3,995,778	6,618,498

China — 11.5%
3SBio Inc.(a)	261,500	277,402
Anjoy Foods Group Co. Ltd., Class A	5,100	114,784
BeiGene Ltd., ADR(b)	1,017	194,867
Beijing Easpring Material Technology Co. Ltd., Class A	14,500	127,622
Beijing Enterprises Water Group Ltd.	6,354,000	1,696,866
CECEP Solar Energy Co. Ltd., Class A	88,900	95,086
CECEP Wind Power Corp, Class A	100,100	57,899
China Conch Venture Holdings Ltd.	670,500	1,534,404
China Everbright Environment Group Ltd.	12,127,000	5,611,122
China Longyuan Power Group Corp. Ltd., Class H	1,978,000	2,439,481
China Medical System Holdings Ltd.	170,000	248,989
China Mengniu Dairy Co. Ltd.	1,041,000	4,682,081
China Railway Signal & Communication Corp. Ltd., Class A	315,336	211,248
China Three Gorges Renewables Group Co. Ltd., Class A	269,500	222,908
Chongqing Fuling Zhacai Group Co. Ltd., Class A	4,800	17,356
Contemporary Amperex Technology Co. Ltd., Class A	57,400	3,187,623
CSPC Pharmaceutical Group Ltd.	565,520	728,569
Gotion High-tech Co. Ltd., Class A	30,900	142,269
Hansoh Pharmaceutical Group Co. Ltd.(a)	74,000	140,481
Henan Shuanghui Investment & Development Co. Ltd., Class A	111,500	401,983
Hengan International Group Co. Ltd.	286,000	1,316,319
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	112	5,465
Koolearn Technology Holding Ltd.(a)(b)	500	2,624
Li Auto Inc.(b)	188,600	1,884,563
Li Auto Inc., ADR(b)	148,872	3,275,184
LONGi Green Energy Technology Co. Ltd., Class A	181,960	1,196,537
Ming Yang Smart Energy Group Ltd., Class A	116,600	446,097
NIO Inc., ADR(b)	642,182	8,207,086
Pylon Technologies Co. Ltd., NVS	400	18,619
Riyue Heavy Industry Co. Ltd., Class A	14,900	42,214
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	1,200	11,335
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,600	55,371
Shimao Group Holdings Ltd.(b)(c)(d)	11,517,500	2,675,893
Sungrow Power Supply Co. Ltd., Class A	24,200	402,422
Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.	1,006,000	$1,645,360
Titan Wind Energy Suzhou Co. Ltd., Class A	50,000	101,463
Vinda International Holdings Ltd.	247,000	643,027
Walvax Biotechnology Co. Ltd., Class A	2,500	15,182
Xinyi Solar Holdings Ltd.	1,440,000	1,689,664
XPeng Inc.(b)	469,700	2,023,493
XPeng Inc., ADR(b)	141,366	1,528,166
Yadea Group Holdings Ltd.(a)	964,000	1,828,893
Zai Lab Ltd., ADR(b)	1,328	51,208
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	700	5,068
		51,204,293
Denmark — 8.1%
Genmab A/S(b)	1,385	641,802
Novo Nordisk A/S, Class B	67,666	8,487,890
Orsted AS(a)	70,670	6,187,892
Rockwool A/S, Class B	10,525	2,311,138
Vestas Wind Systems A/S	705,829	18,339,000
		35,967,722
France — 1.4%
Covivio	15,261	883,698
Gecina SA	4,406	431,036
Ipsen SA	4,324	483,360
Klepierre SA	78,777	1,825,440
Unibail-Rodamco-Westfield(b)	47,038	2,535,392
		6,158,926
Germany — 2.0%
LEG Immobilien SE	27,029	1,734,271
Vonovia SE	287,625	7,144,289
		8,878,560
Hong Kong — 5.6%
Henderson Land Development Co. Ltd.(d)	352,000	1,160,381
Link REIT	192,600	1,300,974
MTR Corp. Ltd.(d)	509,500	2,456,364
Sun Hung Kai Properties Ltd.	470,500	5,675,767
Swire Properties Ltd.	216,200	486,936
WH Group Ltd.(a)	23,223,000	13,606,732
		24,687,154
India — 0.6%
Adani Green Energy Ltd.(b)	6,111	160,249
Colgate-Palmolive India Ltd.	13,297	266,689
Godrej Consumer Products Ltd.(b)	22,434	243,858
Hindustan Unilever Ltd.	37,033	1,223,460
Marico Ltd.	38,798	242,183
Nestle India Ltd.	1,436	356,576
		2,493,015
Indonesia — 0.0%
Unilever Indonesia Tbk PT	702,100	214,596

Japan — 14.1%
Asahi Intecc Co. Ltd.	9,800	175,428
Central Japan Railway Co.	57,600	6,981,310
Chugai Pharmaceutical Co. Ltd.	41,000	1,091,854
Daiichi Sankyo Co. Ltd.	58,600	1,940,864
Daiwa House Industry Co. Ltd.	750,700	17,287,882
Daiwa House REIT Investment Corp.	159	355,188
East Japan Railway Co.	237,900	13,487,969
Eisai Co. Ltd.	21,300	1,455,174
Japan Metropolitan Fund Invest	788	632,121
Japan Real Estate Investment Corp.	109	482,948

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	15,200	$353,115
Nippon Building Fund Inc.	139	648,370
Nippon Prologis REIT Inc.	213	523,892
Nisshin Seifun Group Inc.	160,800	1,895,535
Nissin Foods Holdings Co. Ltd.	19,300	1,470,756
Nomura Real Estate Master Fund Inc.	389	487,772
Ono Pharmaceutical Co. Ltd.	32,500	832,915
Open House Group Co. Ltd.	84,000	3,562,150
Shionogi & Co. Ltd.	16,400	824,938
Sysmex Corp.	10,400	638,935
Terumo Corp.	37,400	1,111,516
TOTO Ltd.	113,100	3,946,657
Unicharm Corp.	62,200	2,313,505
		62,500,794
Malaysia — 0.1%
PPB Group Bhd	63,000	244,194
QL Resources Bhd	276,400	346,160
		590,354
Mexico — 0.5%
Gruma SAB de CV, Class B	108,125	1,349,629
Kimberly-Clark de Mexico SAB de CV, Class A	580,500	986,856
		2,336,485
Netherlands — 0.3%
JDE Peet’s NV	41,120	1,273,779

Norway — 0.6%
Mowi ASA	125,697	1,969,785
Salmar ASA	19,595	690,710
		2,660,495
Saudi Arabia — 0.1%
ACWA Power Co.	2,934	110,334
Almarai Co. JSC	34,154	486,529
		596,863
Singapore — 0.8%
CapitaLand Ascendas REIT	333,800	684,404
CapitaLand Integrated Commercial Trust	912,440	1,399,535
City Developments Ltd.	147,500	906,182
Mapletree Pan Asia Commercial Trust	347,800	440,072
		3,430,193
Spain — 0.2%
EDP Renovaveis SA	41,344	961,749

Sweden — 2.6%
Essity AB, Class B	291,821	7,145,760
Svenska Cellulosa AB SCA, Class B	274,511	3,732,451
Swedish Orphan Biovitrum AB(b)	24,194	523,417
		11,401,628
Switzerland — 4.5%
Geberit AG, Registered	6,704	3,213,586
Novartis AG, Registered	187,139	16,646,863
		19,860,449
Taiwan — 1.5%
Taiwan High Speed Rail Corp.	674,000	633,815
Uni-President Enterprises Corp.	2,920,000	6,267,233
		6,901,048
Thailand — 0.1%
BTS Group Holdings PCL, NVDR	1,937,000	463,395
Security	Shares	Value

United Kingdom — 6.4%
Berkeley Group Holdings PLC	48,096	$2,230,387
Johnson Matthey PLC	703,397	17,855,890
Land Securities Group PLC	102,377	763,874
Pearson PLC	478,148	5,770,095
United Utilities Group PLC	142,308	1,765,177
		28,385,423
United States — 27.2%
Abiomed Inc.(b)	1,278	482,816
Alexandria Real Estate Equities Inc.	16,817	2,616,893
Alnylam Pharmaceuticals Inc.(b)(d)	1,960	432,356
Amgen Inc.	37,543	10,752,315
Baxter International Inc.	76,588	4,329,520
BioMarin Pharmaceutical Inc.(b)	11,997	1,211,457
Boston Properties Inc.	38,984	2,809,967
Colgate-Palmolive Co.	94,186	7,297,531
Darling Ingredients Inc.(b)	67,165	4,824,462
Dexcom Inc.(b)(d)	13,179	1,532,454
Digital Realty Trust Inc.	86,046	9,676,733
Edwards Lifesciences Corp.(b)	33,277	2,570,648
Eli Lilly & Co.	25,041	9,292,214
Enphase Energy Inc.(b)	8,838	2,833,374
First Solar Inc.(b)	21,126	3,644,869
Healthpeak Properties Inc.	63,291	1,662,022
Horizon Therapeutics PLC(b)	23,821	2,389,008
Hormel Foods Corp.	97,662	4,590,114
Incyte Corp.(b)	20,304	1,617,620
Insulet Corp.(b)	2,049	613,409
Jazz Pharmaceuticals PLC(b)	13,080	2,052,383
Kimberly-Clark Corp.	119,188	16,165,466
Lucid Group Inc.(b)(d)	4,206	42,649
Plug Power Inc.(b)(d)	63,570	1,014,577
Regeneron Pharmaceuticals Inc.(b)	8,171	6,142,141
Rivian Automotive Inc., Class A(b)(d)	9,232	295,793
Seagen Inc.(b)	4,342	527,075
SolarEdge Technologies Inc.(b)	10,881	3,251,896
Sun Communities Inc.	16,437	2,414,595
Vertex Pharmaceuticals Inc.(b)	14,824	4,690,314
VMware Inc., Class A(b)	36,465	4,430,133
Xylem Inc./NY	41,671	4,681,737
		120,888,541
Total Long-Term Investments — 99.9%
(Cost: $479,554,021)		443,914,036

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	3,984,363	3,984,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	360,000	360,000

Total Short-Term Securities — 1.0%
(Cost: $4,345,381)		4,344,762

Total Investments — 100.9%
(Cost: $483,899,402)		448,258,798

Liabilities in Excess of Other Assets — (0.9)%		(4,118,300)

Net Assets — 100.0%		$444,140,498

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2022

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,678,485	$—		$(3,692,253	)(a)	$989	$(2,459)	$3,984,762	3,984,363	$11,319	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	300,000	(a)	—		—	—	360,000	360,000	2,570		—
						$989	$(2,459)	$4,344,762		$13,889		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	10	12/16/22	$990	$89,343
MSCI Emerging Markets Index	10	12/16/22	491	29,304
S&P 500 E-Mini Index	2	12/16/22	408	12,539
				$131,186

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$164,350,945	$276,887,198	$2,675,893	$443,914,036
Money Market Funds	4,344,762	—	—	4,344,762
	$168,695,707	$276,887,198	$2,675,893	$448,258,798
Derivative financial instruments(a)
Assets
Futures Contracts	$131,186	$—	$—	$131,186

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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